OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES
NOTE 3:-	OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES

	December 31,
	2011	2012

Prepaid expenses	$2,607	$1,556
Government authorities	2,827	3,148
Deferred tax assets	6,814	7,918
Advances to suppliers	531	1,379
Derivatives	-	728
Other	695	1,509

	$13,474	$16,238